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FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             December, 2008
Payment Date                                                                                                       1/15/2009
Transaction Month                                                                                                          8

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $6,254,185,030.50                   338,143                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                  $1,400,000,000.00                  2.77620%                  June 15, 2009
 Class A-2a Notes                                   $400,000,000.00                    3.720%               January 15, 2011
 Class A-2b Notes                                 $1,320,000,000.00   one-month LIBOR + 0.90%               January 15, 2011
 Class A-3 Notes                                  $1,582,000,000.00   one-month LIBOR + 1.42%                  June 15, 2012
 Class A-4a Notes                                   $360,600,000.00                    5.160%                 April 15, 2013
 Class A-4b Notes                                   $300,000,000.00   one-month LIBOR + 1.75%                 April 15, 2013
 Class B Notes                                      $169,300,000.00                    6.040%             September 15, 2013
 Class C Notes                                      $112,900,000.00                    7.040%               January 15, 2014
 Class D Notes                                      $112,900,000.00                    8.490%              November 15, 2014
                                                    ---------------
    Total                                         $5,757,700,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $20,536,606.70

PRINCIPAL:
 Principal Collections                                                                                       $121,098,331.22
 Prepayments in Full                                                                                          $28,859,432.01
 Liquidation Proceeds                                                                                          $3,777,885.90
 Recoveries                                                                                                       $68,504.50
                                                                                                                  ----------
   SUB TOTAL                                                                                                 $153,804,153.63
                                                                                                             ---------------
COLLECTIONS                                                                                                  $174,340,760.33

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $651,553.11
 Purchase Amounts Related to Interest                                                                              $3,198.91
                                                                                                                   ---------
   SUB TOTAL                                                                                                     $654,752.02

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2b                                                                                          $0.00
Net Swap Receipt - Class A-3                                                                                           $0.00
Net Swap Receipt - Class A-4b                                                                                          $0.00
AVAILABLE FUNDS                                                                                              $174,995,512.35

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             December, 2008
Payment Date                                                                                                       1/15/2009
Transaction Month                                                                                                          8

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00    $174,995,512.35
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00    $174,995,512.35
Servicing Fee                                     $4,149,506.66    $4,149,506.66       $0.00       $0.00    $170,846,005.69
Net Swap Payment - Class A-2b                     $1,688,683.33    $1,688,683.33       $0.00       $0.00    $169,157,322.36
Net Swap Payment - Class A-3                      $2,472,314.44    $2,472,314.44       $0.00       $0.00    $166,685,007.92
Net Swap Payment - Class A-4b                       $533,583.33      $533,583.33       $0.00       $0.00    $166,151,424.59
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00    $166,151,424.59
Interest - Class A-1 Notes                          $333,245.98      $333,245.98       $0.00       $0.00    $165,818,178.61
Interest - Class A-2a Notes                       $1,240,000.00    $1,240,000.00       $0.00       $0.00    $164,578,178.61
Interest - Class A-2b Notes                       $2,381,316.67    $2,381,316.67       $0.00       $0.00    $162,196,861.94
Interest - Class A-3 Notes                        $3,562,356.39    $3,562,356.39       $0.00       $0.00    $158,634,505.55
Interest - Class A-4a Notes                       $1,550,580.00    $1,550,580.00       $0.00       $0.00    $157,083,925.55
Interest - Class A-4b Notes                         $760,791.67      $760,791.67       $0.00       $0.00    $156,323,133.88
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00    $156,323,133.88
Interest - Class B Notes                            $852,143.33      $852,143.33       $0.00       $0.00    $155,470,990.55
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00    $155,470,990.55
Interest - Class C Notes                            $662,346.67      $662,346.67       $0.00       $0.00    $154,808,643.88
Third Priority Principal Payment                 $12,676,212.18   $12,676,212.18       $0.00       $0.00    $142,132,431.70
Interest - Class D Notes                            $798,767.50      $798,767.50       $0.00       $0.00    $141,333,664.20
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00    $141,333,664.20
Regular Principal Payment                       $129,828,689.16  $129,828,689.16       $0.00       $0.00     $11,504,975.04
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00     $11,504,975.04
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00     $11,504,975.04
Residual Released to Depositor                            $0.00   $11,504,975.04       $0.00       $0.00              $0.00
                                                                  --------------
TOTAL                                                            $174,995,512.35

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $12,676,212.18
                                                                      Regular Principal Payment             $129,828,689.16
                                                                                                            ---------------
                                                                      TOTAL                                 $142,504,901.34

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $139,397,497.13          $99.57     $333,245.98            $0.24  $139,730,743.11             $99.81
Class A-2a Notes           $722,652.14           $1.81   $1,240,000.00            $3.10    $1,962,652.14              $4.91
Class A-2b Notes         $2,384,752.07           $1.81   $2,381,316.67            $1.80    $4,766,068.74              $3.61
Class A-3 Notes                  $0.00           $0.00   $3,562,356.39            $2.25    $3,562,356.39              $2.25
Class A-4a Notes                 $0.00           $0.00   $1,550,580.00            $4.30    $1,550,580.00              $4.30
Class A-4b Notes                 $0.00           $0.00     $760,791.67            $2.54      $760,791.67              $2.54
Class B Notes                    $0.00           $0.00     $852,143.33            $5.03      $852,143.33              $5.03
Class C Notes                    $0.00           $0.00     $662,346.67            $5.87      $662,346.67              $5.87
Class D Notes                    $0.00           $0.00     $798,767.50            $7.08      $798,767.50              $7.08
                                 -----                     -----------                       -----------
TOTAL                  $142,504,901.34                  $12,141,548.21                   $154,646,449.55

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    December, 2008
Payment Date                                                                                                              1/15/2009
Transaction Month                                                                                                                 8

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $139,397,497.13             0.0995696               $0.00             0.0000000
Class A-2a Notes                                    $400,000,000.00             1.0000000     $399,277,347.86             0.9981934
Class A-2b Notes                                  $1,320,000,000.00             1.0000000   $1,317,615,247.93             0.9981934
Class A-3 Notes                                   $1,582,000,000.00             1.0000000   $1,582,000,000.00             1.0000000
Class A-4a Notes                                    $360,600,000.00             1.0000000     $360,600,000.00             1.0000000
Class A-4b Notes                                    $300,000,000.00             1.0000000     $300,000,000.00             1.0000000
Class B Notes                                       $169,300,000.00             1.0000000     $169,300,000.00             1.0000000
Class C Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
Class D Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $4,497,097,497.13             0.7810580   $4,354,592,595.79             0.7563077

POOL INFORMATION
 Weighted Average APR                                                              4.891%                                    4.893%
 Weighted Average Remaining Term                                                    47.83                                     47.13
 Number of Receivables Outstanding                                                287,631                                   282,039
 Pool Balance                                                           $4,979,407,994.31                         $4,819,961,430.53
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $4,512,373,511.23                         $4,371,521,284.95
 Pool Factor                                                                    0.7961722                                 0.7706778

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $31,270,925.15
Targeted Credit Enhancement Amount                                                                                   $48,199,614.31
Yield Supplement Overcollateralization Amount                                                                       $448,440,145.58
Targeted Overcollateralization Amount                                                                               $465,368,834.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)                                           $465,368,834.74


VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $31,270,925.15
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $31,270,925.15
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve Balance                                                                                            $31,270,925.15

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                          December, 2008
Payment Date                                                                                                    1/15/2009
Transaction Month                                                                                                       8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     1041      $5,078,154.19
(Recoveries)                                                                                       163         $68,504.50
                                                                                                               ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                    $5,009,649.69
Cumulative Net Losses Last Collection                                                                      $15,907,992.93
                                                                                                           --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $20,917,642.62

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  1.21%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.80%               4,434      $86,617,071.74
61-90 Days Delinquent                                                       0.24%                 551      $11,507,078.04
91-120 Days Delinquent                                                      0.06%                 143       $3,127,377.25
Over 120 Days Delinquent                                                    0.04%                 103       $2,072,293.34
                                                                            -----                 ---       -------------
TOTAL DELINQUENT RECEIVABLES                                                2.14%               5,231     $103,323,820.37

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       449      $11,277,351.82
Total Repossesed Inventory                                                                        697      $17,512,436.00

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.9557%
Preceding Collection Period                                                                                       0.9351%
Current Collection Period                                                                                         1.2269%
Three Month Average                                                                                               1.0392%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1763%
Preceding Collection Period                                                                                       0.2103%
Current Collection Period                                                                                         0.2826%
Three Month Average                                                                                               0.2231%